Financial instruments -Market Risk Outstanding Derivative Instruments (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) alternative_energy_credit oz exchangeRate $ / Ounce
Disclosure of detailed information about financial instruments [line items]
Weighted average price per ounce	2,200
Derivative weighted average forward price per ounce	3,425
Gold
Disclosure of detailed information about financial instruments [line items]
Derivative nonmonetary notional amount | oz	30,000
Foreign exchange collar contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 390.0
Average foreign exchange rate | exchangeRate	5.43
Weighted Average cap/forward price | alternative_energy_credit	6.49